Partners' Equity - Partnership's capital (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 13, 2023	Apr. 06, 2023	Dec. 31, 2024	Dec. 31, 2023
Partners' Equity
Overall consideration	$ 8.65	$ 8.65
Return of capital contributions			$ 148,220	$ 50,000
Common units
Partners' Equity
Number of shares/units cancelled	36,175,157
Number of shares outstanding			16,036,602	16,036,602
Class B units
Partners' Equity
Number of shares/units cancelled	830,000
General partner units
Partners' Equity
Number of shares outstanding			1,080,263	1,080,263
Preference units
Partners' Equity
Number of shares outstanding			11,642,411	11,642,411
Series A preference units
Partners' Equity
Number of shares outstanding			5,084,984	5,084,984
Series B preference units
Partners' Equity
Number of shares outstanding			3,496,382	3,496,382
Series C preference units
Partners' Equity
Number of shares outstanding			3,061,045	3,061,045